Cover	Apr. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2024
Entity File Number	001-11476
Entity Registrant Name	VERTEX ENERGY, INC.
Entity Central Index Key	0000890447
Entity Tax Identification Number	94-3439569
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1331 Gemini Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77058
City Area Code	(866)
Local Phone Number	660-8156
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	VTNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false